Document And Entity Information	9 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001728328
Amendment Description	AMENDMENT NO.1
Document Type	S-1/A
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Incorporation, State or Country Code	A1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true